Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Lease liabilities [abstract]
Beginning balance, lease liabilities			$ 1,757
Acquisition			1,441
Additions			101
Interest Expense	$ 43	$ 22	129	$ 66
Lease Payments			(351)
Modifications			6
Re-measurement			(5)
Exchange Rate Movements and Other			(3)
Ending Balance, lease liabilities	3,075		3,075
Less: Current Portion	286		286		$ 184
Long-Term Portion	$ 2,789		$ 2,789		$ 1,573